KinerjaPay Corp. - Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net loss	$ (2,453,375)	$ (279,122)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	103	0
Amortization of debt discount	0	37,058
Loss on extinguishment of debt	9,003	199,305
Common stock issued for services	1,508,133	0
Changes in net assets and liabilities:
(Increase) decrease in prepaid expenses	(4,616)	0
Increase (decrease) in accounts payable	31,230	0
Increase (decrease) in accrued liabilities	7,094	18,951
Net Cash used in operating activities	(902,428)	(23,808)
Cash flows from investing activities:
Purchase of equipment	(2,720)	0
Cash used in investing activities	(2,720)	0
Cash flows from financing activities:
Proceeds from issuance of common stock	804,987	0
Proceeds from debt	0	22,000
Principal payments made on debt	(8,689)	0
Net cash provided by financing activities	796,298	22,000
Foreign currency adjustments	8,656	0
Change in cash	(100,194)	(1,208)
Cash - beginning of period	250,194	1,824
Cash - end of period	150,000	616
Supplemental Disclosure of Cash Flow Information:
Settlement of restricted cash with common stock	250,013	0
Debt discount attributable to beneficial conversion feature	0	13,333
Stock issued to settle debt	$ 15,750	$ 0